Subsequent Events	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

Note 18 – Subsequent Events

The Condensed Financial Statements and related disclosures include evaluation of events up through and including November 18, 2021, which is the date the Condensed Financial Statements were available to be issued.

On October 28, 2021, the Company entered into a joint development agreement and memorandum of understanding (the "JDA") with SK Innovation Co., Ltd. ("SKI"). The JDA provides that SKI and the Company will jointly produce the Company’s Silicon EV Cells as part of the Company’s automotive qualification process and, subject to certain milestones set forth in the JDA, concurrently negotiate a commercial agreement for the sale of the Company’s sulfide-based solid electrolyte materials and licensing of the Company’s all-solid-state cell designs.

Note 18 – Subsequent Events

The financial statements and related disclosures include evaluation of events up through and including August 10, 2021, which is the date the financial statements were available to be issued.

In January 2021, the Company applied for and secured a second Paycheck Protection Plan loan from the Small Business Administration in the amount of $956,085, and is financed through its bank. The loan carries an interest rate of 1 percent per annum. The Company repaid the loan balance with accrued interest in May 2021.

In February 2021, the Company secured additional convertible note financing in the amount of $4,875,000. The terms of the notes remain unchanged from the December 2020 convertible notes discussed above.

On May 5, 2021 and May 12, 2021, the Company realized proceeds from offerings of Series B Preferred Stock totaling $135,577,000. In conjunction with the Series B transaction, the Company agreed to redeem 334,831 shares of Series A-1 Preferred Stock and terminate a Manufacturing Rights Letter with an existing investor. The payment to the investor for the redemption and termination totaled $9,140,686.

These events triggered the conversion feature on the all convertible notes payable. The unsecured convertible promissory notes hold interest converted to shares of preferred equity securities at the time of conversion. Upon the closure of this event, the unsecured convertible promissory notes converted to a new series of preferred stock at a 30 percent discount.

Note 18 – Subsequent Events (Continued)

On June 15, 2021, the Company entered into a Business Combination Agreement (“BCA”) with Decarbonization Plus Acquisition Corporation III (“DCRC”) and DCRC Merger Sub Inc. (“Merger Sub”). Pursuant to the BCA, Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of DCRC (the “Merger”). In connection with the Merger, Company shareholders will receive common stock of DCRC, pursuant to the terms of the BCA. The Merger is expected to close in the fourth quarter of 2021, subject to completion of required filings and other customary closing conditions.

Decarbonization Plus Acquisition Corporation Iii
Subsequent Events

Note 9 — Subsequent Events

Management has evaluated the impact of subsequent events through the date the financial statements were issued. All subsequent events required to be disclosed are included in these financial statements except for the following.

On June 15, 2021, DCRC filed Form 8-K announcing the definitive agreement for which DCRC, DCRC Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of DCRC (“Merger Sub”), and Solid Power, Inc., a Colorado corporation (“Solid Power”), entered into a business combination agreement and plan of reorganization, pursuant to which Merger Sub will be merged with and into Solid Power, with Solid Power surviving the Merger as a wholly owned subsidiary of DCRC.

Note 9 — Subsequent Events

Management has evaluated the impact of subsequent events through the date the financial statements were issued. All subsequent events required to be disclosed are included in these financial statements except for the following:

On October 12, 2021, the parties to the Business Combination Agreement entered into the First Amendment to the Business Combination Agreement (the “BCA Amendment”). The BCA Amendment revises the Company’s proposed second amended and restated certificate of incorporation (the “Proposed Second A&R Charter”), to become effective upon the consummation of the Proposed Transactions, to clarify that, immediately upon the effectiveness of the filing of the Proposed Second A&R Charter, both the Company’s Class A common stock and Class B common stock issued and outstanding or held as treasury stock immediately prior to such filing shall, automatically and without further action by any stockholder, be reclassified as, and shall become, one share of common stock of the post-combination company.

On October 25, 2021 the Sponsor and certain of the Company’s independent directors converted an aggregate of 8,710,000 of their shares of the Company’s Class B common stock to shares of Class A common stock. The converted Class A common stock are not registered and are not subject to redemption.